Schedule of Amounts Recognized on Acquisition (Details) - ILS (₪) ₪ in Thousands	Dec. 31, 2025	Nov. 30, 2025	Dec. 31, 2024	Aug. 31, 2024
Investment In Subsidiaries
Cash and cash equivalents	₪ 121	₪ 698	₪ 1,108	₪ 1,575
Restricted cash	25		361
Trade and other receivables	114	(3,661)	3,325	(4,468)
Inventory		1,317	2,622	1,351
Property, plant and equipment and right-of-use asset	85	69	10,199	3,601
Goodwill			517	(270)
Short term loan			(163)
Trade and other payable	(10,767)	(2,478)	(15,134)	(4,638)
Lease liability			(3,506)
Total identifiable net assets	₪ (10,422)	₪ (3,267)	₪ (671)	₪ (1,560)